Average Annual Total Returns - Class H - Emerging Markets 2x Strategy Fund	Aug. 01, 2021
BNY Mellon Emerging Markets 50 ADR Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	28.58%
5 Years	16.20%
10 Years	3.96%
Class H
Average Annual Return:
1 Year	45.16%
5 Years	24.26%
10 Years	(0.28%)
Class H | Return After Taxes on Distributions
Average Annual Return:
1 Year	45.16%
5 Years	24.20%
10 Years	(0.62%)
Class H | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	26.74%
5 Years	20.03%
10 Years	(0.39%)